LOANS PAYABLE - Short-Term Loan - Additional Information (Detail) (Baidu Holdings, Secured Debt) In Millions, unless otherwise specified	1 Months Ended
	Jan. 11, 2011 USD ($)	Jan. 11, 2011 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Debt Instrument [Line Items]
Specific amount up to which borrowings can be made under the commitment of a bank loan	$ 30.00	188.82
The percentage points added to LIBOR to compute the floating interest rate per annum	1.50%	1.50%
Period within which a specific amount can be borrowed under the commitment of a bank loan (in months or years)	12 months	12 months
Amount borrowed under the commitment of a bank loan			$ 20.00	125.88